Derivative Liability (Details 2)	9 Months Ended
Sep. 30, 2018
Commitment Date
Expected dividends	0.00%
Commitment Date | Minimum [Member]
Expected volatility	81.00%
Risk free interest rate	2.05%
Expected term (in years)	3 months
Commitment Date | Maximum [Member]
Expected volatility	499.00%
Risk free interest rate	2.96%
Expected term (in years)	5 years
Remeasurement Date
Expected dividends	0.00%
Remeasurement Date | Minimum [Member]
Expected volatility	87.00%
Risk free interest rate	2.19%
Expected term (in years)	2 months 23 days
Remeasurement Date | Maximum [Member]
Expected volatility	502.00%
Risk free interest rate	2.94%
Expected term (in years)	4 years 11 months 23 days